Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening Balance	$ 3,305	$ 3,010
Additions, net of reversals	478	389
Use of provision	(730)	(709)
Revaluation of existing proceedings and interest charges	541	376
Others	16	(5)
Translation adjustment	(777)	244
Closing Balance	$ 2,833	$ 3,305